Consolidated Statements of Changes in Shareholders' Equity ¥ in Millions, $ in Millions		CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares		Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2021		¥ 245,572		¥ 0	[1]	¥ (2,968)	¥ 182,578	¥ 1,586	¥ (6,090)	¥ 33,805	¥ 36,661
Balance (in shares) at Dec. 31, 2021 | shares				3,159,308,831		(48,517,182)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		448		¥ 0	[1]		448
Issuance of ordinary shares (in shares) | shares				2,164,236		0
Issuance of Class A ordinary shares reserved for future exercise/vesting of share-based awards	[1]			¥ 0		¥ 0
Issuance of Class A ordinary shares reserved for future exercise /vesting of share-based awards (in shares) | shares				18,200,000		(18,200,000)
Dividends		(12,994)								(12,994)
Repurchase of ordinary shares		(1,823)				¥ (1,823)
Repurchase of ordinary shares (in shares) | shares						(10,020,406)
Accretion of convertible redeemable non-controlling interests		(8)								(8)
Exercise of share-based awards		1,057				¥ 654	403
Exercise of share-based awards (in shares) | shares						9,620,476
Share-based compensation and vesting of share-based awards		7,683				¥ 1,644	2,416				3,623
Share-based compensation and vesting of share-based awards (in shares) | shares						23,123,292
Net income/(loss)		9,691								10,388	(697)
Foreign currency translation adjustments		7,810							5,131		2,679
Statutory reserves								1,887		(1,887)
Change of the capital from non-controlling interest shareholders		2,623					(1,801)				4,424
Acquisition of subsidiaries and assets		13,868									13,868
Disposal of subsidiaries		(392)					(1)				(391)
Others		(2)					(2)
Balance at Dec. 31, 2022		273,533		¥ 0	[1]	¥ (2,493)	184,041	3,473	(959)	29,304	60,167
Balance (in shares) at Dec. 31, 2022 | shares				3,179,673,067		(43,993,820)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		472		¥ 0	[1]		472
Issuance of ordinary shares (in shares) | shares				3,761,270		0
Dividends		(6,784)								(6,784)
Repurchase of ordinary shares		(2,497)				¥ (2,497)
Repurchase of ordinary shares (in shares) | shares						(22,678,980)
Exercise of share-based awards		47				¥ 120	(73)
Exercise of share-based awards (in shares) | shares						1,485,726
Share-based compensation and vesting of share-based awards		4,872				¥ 1,461	453				2,958
Share-based compensation and vesting of share-based awards (in shares) | shares						19,416,652
Net income/(loss)		23,257								24,167	(910)
Translation adjustments and hedge of net investments in foreign operations, net of tax		1,374							1,862		(488)
Statutory reserves								2,636		(2,636)
Change of the capital from non-controlling interest shareholders		1,491					(690)				2,181
Others		1					1
Balance at Dec. 31, 2023		295,766		¥ 0	[1]	¥ (3,409)	184,204	6,109	903	44,051	63,908
Balance (in shares) at Dec. 31, 2023 | shares				3,183,434,337		(45,770,422)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		474		¥ 0	[1]		474
Issuance of ordinary shares (in shares) | shares				4,119,434
Dividends		(8,258)								(8,258)
Repurchase of ordinary shares		(25,912)				¥ (25,912)
Repurchase of ordinary shares (in shares) | shares						(255,278,178)
Exercise of share-based awards		12				¥ 12	0
Exercise of share-based awards (in shares) | shares						122,670
Share-based compensation and vesting of share-based awards		2,935				¥ 1,570	(589)				1,954
Share-based compensation and vesting of share-based awards (in shares) | shares						16,805,414
Net income/(loss)		44,660	$ 6,118							41,359	3,301
Translation adjustments and hedge of net investments in foreign operations, net of tax		1,020							518		502
Statutory reserves								579		(579)
Change of the capital from non-controlling interest shareholders		(682)					(951)				269
Acquisition of subsidiaries and assets		3,532									3,532
Others		(734)					(734)
Balance at Dec. 31, 2024		¥ 312,813	$ 42,856	¥ 0	[1]	¥ (27,739)	¥ 182,404	¥ 6,688	¥ 1,421	¥ 76,573	¥ 73,466
Balance (in shares) at Dec. 31, 2024 | shares				3,187,553,771		(284,120,516)

[1]	Absolute value is less than RMB1 million or US$1 million.